UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22049

 NAME OF REGISTRANT:                     International Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


International Income Portfolio
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 FORTUM CORPORATION, ESPOO                                                                   Agenda Number:  701148024
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        Security:  X2978Z118
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2007
          Ticker:
            ISIN:  FI0009007132
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    Non-Votable
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    Non-Votable
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE.

1.1    Approve to adopt the accounts                             Mgmt          For                            For

1.2    Approve the actions on profit or loss to pay              Mgmt          For                            For
       a dividend of EUR 1.26 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditors                Mgmt          Against                        Against

1.6    Approve the number of the Board Members                   Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditors                                      Mgmt          For                            For

1.9    Approve the remuneration of Supervisory Board             Mgmt          For                            For

1.10   Approve the number of Supervisory Board Members           Mgmt          For                            For

1.11   Elect the Supervisory Board                               Mgmt          For                            For

2.     Amend or delete Paragraphs 3, 4, 9, 11, 18 and            Mgmt          For                            For
       19-32 of Articles of Association

3.     Authorize the Board to decide to repurchase               Mgmt          For                            For
       Company s own shares

4.     Approve the proposal by the state of Finland              Mgmt          Against                        Against
       to appoint a Nomination Committee

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve to abolish Supervisory Board



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         International Income Portfolio
By (Signature)       /s/ Mark S. Venezia
Name                 Mark S. Venezia
Title                President
Date                 08/28/2007